Note 13 - Voyage and Vessel Operating Expenses - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Voyage expenses	$ 1,334,259	$ 1,055,408	$ 1,261,088
Vessel operating expenses	32,219,689	23,983,282	19,986,170
Port Charges and Canal Dues [Member]
Voyage expenses	451,586	251,197	384,893
Bunkers [Member]
Voyage expenses	882,673	804,211	876,195
Crew Wages and Related Costs [Member]
Vessel operating expenses	17,866,847	13,111,682	11,020,924
Insurance [Member]
Vessel operating expenses	2,947,937	1,844,088	1,537,539
Repairs and Maintenance [Member]
Vessel operating expenses	1,316,864	1,110,995	1,043,632
Lubricants [Member]
Vessel operating expenses	2,609,647	2,029,230	1,665,849
Spares and Consumable Stores [Member]
Vessel operating expenses	6,245,518	4,758,290	3,445,422
Professional and Legal Fees [Member]
Vessel operating expenses	255,948	259,311	252,156
Other Vessel Operating Expenses [Member]
Vessel operating expenses	$ 976,928	$ 869,686	$ 1,020,648